Stockholders' Equity Note (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Preferred shares authorized for issuance	25,000,000	25,000,000
Number of Common shares issued for Preferred conversions		790,417	9,631,853
Accrued Preferred dividends payable	$ 403,690	$ 440,287
Common shares authorized for issuance	100,000,000	100,000,000
Common shares issued and outstanding	60,205,843	20,882,549
Stock purchase options granted, 2009 Incentive Stock Plan	110,000	372,970
Unrecognized compensation costs	17,597,601	1,328,375
Executive employees
Number of stock purchase warrants granted	10,500,000	900,000
Consultants
Number of stock purchase warrants granted	3,850,000	4,035,000
Placement agents
Number of stock purchase warrants granted	430,902	146,750
Purchasers of Class C Preferred
Number of stock purchase warrants granted	4,292,500
Purchasers of Class A and B Preferred
Number of stock purchase warrants granted	4,029,154	1,415,260
Directors
Number of stock purchase warrants granted		1,212,500
Stock warrants and options
Expense due to reset of exercise price	467,271
Compensation expense recorded	14,408,741	4,307,594
Series C preferred
Number of shares issued	903,500
Value attributed to issuance	9,035,000
Conversion features	The Series C preferred stock provides for an 8% dividend if paid in cash or a 12% dividend if paid in shares of common stock. The Holder of the Series C preferred stock received common stock purchase warrants to purchase one share for every two shares of common stock issuable upon conversion of Series C Preferred Stock.
Number of Preferred shares converted	333,500
Series B preferred
Number of shares issued		283,052
Value attributed to issuance		2,830,520
Conversion features		The Series B preferred stock provides for an 8% dividend if paid in cash or a 12% dividend if paid in shares of common stock. The Holder of the Series B preferred stock received common stock purchase warrants to purchase one share for every two shares of common stock issuable upon conversion of Series B Preferred Stock.
Number of Preferred shares converted	380,902
Series A preferred
Number of shares issued		97,067	200,000
Value attributed to issuance		970,670	2,000,000
Conversion features			The Series A preferred stock also provides for an 8% dividend if paid in cash or a 12% dividend if paid in shares of common stock. The Holder of the Series A preferred stock received common stock purchase warrants to purchase one share for every two shares of common stock issuable upon conversion of Series A Preferred Stock
Number of Preferred shares converted	129,250	70,750
Common stock for conversion of debt
Number of shares issued	389,358	1,220,501
Value attributed to issuance	573,548	1,464,313
Common stock for Preferred stock and accrued dividends
Number of shares issued	9,631,853	790,417
Value attributed to issuance	3,225,047	111,924
Common stock for manufacturing equipment
Number of shares issued	64,263
Value attributed to issuance	195,359
Common stock for construction projects, energy storage and monitoring technologies
Number of shares issued	20,578,211
Common stock for consulting services
Number of shares issued	1,110,383	370,741
Value attributed to issuance	2,768,237	497,429
Common stock for exercise of warrants and options
Number of shares issued	8,007,870	467,723
Value attributed to issuance	12,396,321	128,611
Number of shares cancelled		84,180
Common stock for line of credit
Number of shares cancelled	92,115
Common stock for rights to certain solar projects
Number of shares issued		366,529
Value attributed to issuance		$ 486,650
Number of shares cancelled	366,529
Common stock for termination of rights to technology
Number of shares cancelled		75,000
Common stock for stock subscription receivable
Number of shares cancelled		877,364